Future Amortization Expenses for Net Carrying Amount of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Year 2014	$ 1,084
Year 2015	1,076
Year 2016	638
Acquired intangible assets, net	$ 2,798	$ 4,061